Long-term Debt - Long-Term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt	$ 2,470,676	$ 1,919,484	$ 1,899,895
Debt, Less current maturities	(23,149)	(21,332)	(15,625)
Debt, excluding current maturities	2,447,527	1,898,152	1,884,270
Deferred financing costs	32,526	28,034
Deferred financing costs, Less current maturities	(5,293)	(4,823)
Deferred financing costs, excluding current maturities	27,233	23,211	32,725
Debt, net of deferred financing costs	2,438,150	1,891,450
Debt, net of deferred financing costs, Less current maturities	(17,856)	(16,509)
Debt, net of deferred financing costs, excluding current maturities	2,420,294	1,874,941
LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Debt		1,919,484	1,899,895
Debt, Less current maturities		(21,332)	(15,625)
Debt, excluding current maturities		1,898,152	1,884,270
Deferred financing costs, Less current maturities	(5,293)	(4,823)
Deferred financing costs, excluding current maturities	27,233	21,257	30,771
Debt, net of deferred financing costs, Less current maturities	(17,856)	(16,509)	(15,625)
Debt, net of deferred financing costs, excluding current maturities	2,420,294	1,876,895	1,884,270
Senior Credit Facility [Member]
Debt Instrument [Line Items]
Debt	525,000	373,750	353,750
Deferred financing costs	6,485	7,058
Debt, net of deferred financing costs	518,515	366,692
Senior Credit Facility [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Debt		373,750	353,750
5 7/8% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt	500,000	500,000	500,000
Deferred financing costs	7,939	8,219
Debt, net of deferred financing costs	492,061	491,781
5 7/8% Senior Subordinated Notes [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Debt		500,000	500,000
5% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt	535,000	535,000	535,000
Deferred financing costs	6,269	6,451
Debt, net of deferred financing costs	528,731	528,549
5% Senior Subordinated Notes [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Debt		535,000	535,000
5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Debt	510,000	510,000	510,000
Deferred financing costs	6,148	6,306
Debt, net of deferred financing costs	503,852	503,694
5 3/8% Senior Notes [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Debt		510,000	510,000
Other Notes with Various Rates and Terms [Member]
Debt Instrument [Line Items]
Debt	676	734	1,145
Debt, net of deferred financing costs	676	734
Other Notes with Various Rates and Terms [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Debt		$ 734	$ 1,145
5 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Debt	400,000
Deferred financing costs	5,685
Debt, net of deferred financing costs	$ 394,315